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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2003

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 5TH day of MAY, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 80
Form 13F-HR Information Table Value Total: $126,807,294

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
30-Jun-03

                                    Security                                                                   Market      Voting
Date                    Quantity    Symbol           Cusip          Security                                   Value       authority
------------            --------    ----------       ---------      ------------------------------             ---------   ---------
LONG COMMON STOCK
------------------
5/13/03                   575000    TFSM.O           901314203      24/7 REAL MEDIA INC                           465750    Sole
6/17/03                   100000    ACN.N            G1150G111      ACCENTURE LTD CL-A                           1809000    Sole
6/24/03                    75000    ALTR.O           021441100      ALTERA CORPORATION                           1232250    Sole
6/18/03                   450000    AMAT.O           038222105      APPLIED MATERIALS INC                        7128000    Sole
6/18/03                   250000    AMCC.O           03822W109      APPLIED MICRO CIRCUITS CORPORATION           1510000    Sole
6/11/03                    75000    ACI.N            039380100      ARCH COAL INC                                1723500    Sole
6/17/03                   150000    T.N              001957505      AT&T CORP NEW                                2887500    Sole
5/12/03                   350000    AWE.N            00209A106      AT&T WIRELESS SVCS                           2873500    Sole
5/22/03                    75000    ABTL.O           05275N106      AUTOBYTEL.COM INC                             464250    Sole
6/13/03                    50000    BEAS.O           073325102      BEA SYSTEMS INC                               544500    Sole
6/24/03                    50000    BBY.N            086516101      BEST BUY COMPANY INC                         2196000    Sole
6/25/03                    75000    CDWC.O           12512N105      CDW CORP                                     3435750    Sole
5/13/03                   200000    CHPC.O           169657103      CHIPPAC INC CL A                             1522000    Sole
6/25/03                   150000    CSCO.O           17275R102      CISCO SYSTEMS INC                            2518500    Sole
5/28/03                   125000    CMCSA.O          20030N101      COMCAST CORP-CL A                            3772500    Sole
5/29/03                   150000    CORV.O           221009103      CORVIS CORPORATION                            217500    Sole
6/26/03                   100000    CY.N             232806109      CYPRESS SEMICONDUCTOR CORP                   1200000    Sole
6/30/03                   250000    EMC.N            268648102      EMC CORP-MASS                                2617500    Sole
6/26/03                    50000    EMMS.O           291525103      EMMIS BROADCASTING CORP-CL A                 1156500    Sole
6/4/03                    275000    GTW.N            367626108      GATEWAY INC                                  1003750    Sole
4/15/03                   100000    GMH.N            370442832      GENERAL MOTORS CORP-CL H                     1281000    Sole
6/26/03                   100000    HD.N             437076102      HOME DEPOT INC                               3312000    Sole
6/10/03                    75000    ICST.O           45811K208      INTEGRATED CIRCUIT SYSTEMS INC               2355750    Sole
6/26/03                   200000    INTC.O           458140100      INTEL CORP                                   4162000    Sole
5/19/03                    25000    IACI.O           45840Q101      INTERACTIVE CORP                              983250    Sole
6/27/03                    50000    ISIL.O           46069S109      INTERSIL HOLDINGS                            1330500    Sole
6/18/03                    50000    JPM.N            46625H100      JP MORGAN CHASE & CO                         1709000    Sole
6/5/03                    150000    LPX.N            546347105      LOUISIANA PACIFIC CORP                       1626000    Sole
6/26/03                   200000    MSFT.O           594918104      MICROSOFT CORP                               5128000    Sole
6/25/03                   100000    MWD.N            617446448      MORGAN STANLEY                               4275000    Sole
6/19/03                   375000    MOT.N            620076109      MOTOROLA INC                                 3536250    Sole
5/23/03                    75000    NTIQ.O           64115P102      NETIQ CORPORATION                            1162500    Sole
6/16/03                   100000    NSCN.O           64117V107      NETSCREEN TECHNOLOGIES INC                   2235000    Sole
6/20/03                   100000    NTAP.O           64120L104      NETWORK APPLIANCE INC                        1608000    Sole
6/18/03                   525000    NOK.N            654902204      NOKIA CORP ADR                               8625750    Sole
6/17/03                   200000    RFMD.O           749941100      RF MICRODEVICES INC                          1180000    Sole
5/14/03                   200000    SANM.O           800907107      SANMINA CORP                                 1264000    Sole
6/27/03                    60000    SIGM.O           826565103      SIGMA DESIGNS INC                             654600    Sole
6/5/03                    125000    SIRI.O           82966U103      SIRIUS SATTELLITE RADIO INC                   211250    Sole
6/17/03                   125000    STK.N            862111200      STORAGE TECHNOLOGY CORP NEW                  3217500    Sole
6/11/03                    75000    TER.N            880770102      TERADYNE INC                                 1298250    Sole
8/10/00                   286400    TSCM.O           88368Q103      THE STREET.COM INC                           1348944    Sole
6/17/03                   275000    THQI.O           872443403      THQ INC                                      4955500    Sole
6/19/03                   200000    TIBX.O           88632Q103      TIBCO SOFTWARE INC                           1024000    Sole
6/20/03                   325000    TWX.N            887317105      TIME WARNER INC                              5229250    Sole
6/3/03                     75000    UNTD.O           911268100      UNITED ONLINE INC.                           1900500    Sole
6/19/03                   100000    VCLK.O           92046N102      VALUECLICK INC                                606000    Sole
6/19/03                   125000    VRSN.O           92343E102      VERISIGN INC                                 1723750    Sole
6/24/03                    75000    VRTSE.O          923436109      VERITAS SOFTWARE CORP                        2161500    Sole
6/25/03                   125000    WMT.N            931142103      WAL-MART STORES INC                          6708750    Sole
6/16/03                   125000    XMSR.O           983759101      XM SATELLITE RADIO HOLD-CL A                 1373750    Sole
6/26/03                    50000    YHOO.O           984332106      YAHOO INC                                    1635000    Sole

                                                                                                               120100794

LONG PUTS
---------
6/27/03                     1000    IBM850S03                       PUT  IBM          JUL 085                     340000    Sole
6/24/03                    11000    QAV300S03                       PUT  NASDAQ 100   JUL 030                     825000    Sole
6/20/03                     1000    QCOM350S03                      PUT  QUALCOMM INC JUL 035                      65000    Sole
6/13/03                     1000    SAP300S03                       PUT ***SAP AG-SPONSORED ADR JUL 30            172500    Sole
6/18/03                      500    OSX950S03                       PUT .OSX JUL 95                               222500    Sole
6/4/03                       800    SXB965S03                       PUT .SPX JUL 965                              864000    Sole
6/25/03                      500    AAP600S03                       PUT ADVANCED AUTO PARTS INC JUL 60             68750    Sole
6/27/03                     1500    CDN125S03                       PUT CADENCE DESIGN SYSTEMS INC JUL 12.5       127500    Sole
5/30/03                     3250    CYMI300S03                      PUT CYMER INC JUL 30                          284375    Sole
6/16/03                      250    GS900S03                        PUT GOLDMAN SACHS GROUP INC JUL 90            168750    Sole
6/30/03                      250    LXK750T03                       PUT LEXMARK INTERNATIONAL GROUP AUG 75        152500    Sole
6/23/03                     2500    MHK550S03                       PUT MOHAWK INDUSTRIES INC JUL 55              418750    Sole
6/26/03                     1000    OO125S03                        PUT OAKLEY INC JUL 12.5                       117500    Sole
6/17/03                     2000    SLAB250S03                      PUT SILICON LABORATORIES INC JUL 25           135000    Sole
5/20/03                      500    IACI300S03                      PUT USA NETWORKS INC JUL 30                     5000    Sole

                                                                                                                 3967125

LONG CALLS
----------
5/23/03                    13000    AOL150G03                       CALL AOL JULY 15                             1365000    Sole
5/16/03                     2500    T200G03                         CALL AT&T CORP    JUL 020                     100000    Sole
6/25/03                      750    C400G03                         CALL CITIGROUP INC JUL 40                     232500    Sole
6/17/03                     1000    CCU450G03                       CALL CLEAR CHANNEL JUL 45                      40000    Sole
6/12/03                     1500    CUM400G03                       CALL CUMMINS ENGINE CO INC JUL 40              41250    Sole
6/25/03                      250    FRE500G03                       CALL FREDDIE MAC  JUL 050                      49375    Sole
6/19/03                    12500    MOJ100G03                       CALL MOTOROLA INC JUL 010                     187500    Sole
6/17/03                     1000    NSCN225G03                      CALL NETSCREEN TECHNOLOGIES INC JUL 22.5      102500    Sole
6/12/03                     2500    SNE300G03                       CALL SONY CORP-ADR NEW JUL 30                  56250    Sole
6/9/03                      2000    THQI175G03                      CALL THQ INC NEW JUL 17.5                     225000    Sole
6/17/03                     2000    THQI200G03                      CALL THQ INC NEW JUL 20                        45000    Sole
6/16/03                     1000    XMSR100G03                      CALL XM SATELLITE RADIO HLDGS INC JUL 10      137500    Sole
6/12/03                     2250    ZRAN200G03                      CALL ZORAN CORP JUL 20                        157500    Sole

                                                                                                                 2739375